Credit Facility (Detail) - Line of Credit - Revolving Credit Facility - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2015	Jun. 30, 2016	Dec. 31, 2015	Jan. 31, 2013
January, 2013 Revolving Line of Credit
Credit Facility
Maximum borrowing capacity				$ 5.0
Revolving credit agreement
Credit Facility
Maximum borrowing capacity	$ 15.0
Amount available		$ 15.0	$ 15.0
Outstanding balance		$ 0.0	$ 0.0
Revolving credit agreement | Prime Rate
Credit Facility
Basis spread on variable rate (as a percent)	1.00%